Average Annual Total Returns{- Fidelity® Emerging Asia Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Emerging Asia Fund	Fidelity Emerging Asia Fund-Default Return Before Taxes Past 1 year	Fidelity Emerging Asia Fund-Default Return Before Taxes Past 5 years	Fidelity Emerging Asia Fund-Default Return Before Taxes Past 10 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions Past 1 year	Fidelity Emerging Asia Fund-Default After Taxes on Distributions Past 5 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions Past 10 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Asia Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions and Sales Past 10 years	F1433 Past 1 year	F1433 Past 5 years	F1433 Past 10 years
Total	72.99%	24.14%	11.90%	65.94%	22.56%	11.15%	45.00%	19.45%	9.76%	25.02%	13.59%	6.51%